Note 3 - Summary of Significant Accounting Policies 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Significant Accounting Policies [Text Block]

3. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements.

In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included.

These interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 as filed on June 15, 2026.

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its wholly owned and majority-owned subsidiaries and entities consolidated as variable interest entities ("VIEs") for which the Company has been determined to be the primary beneficiary. All intercompany balances and transactions have been eliminated in consolidation. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated financial statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

Variable Interest Entities ("VIEs")

A VIE is a legal entity whose equity investors either do not provide sufficient at-risk capital or do not possess the essential characteristics of a controlling financial interests, such that voting interests alone may not be the appropriate basis for determining which party should consolidate the entity.

In the period in which the Company obtains a financial interest in a VIE, the Company assesses whether it is the primary beneficiary as prescribed by the accounting guidance which outlines the basis for consolidation of a VIE.

The Company evaluates its business relationships with related parties to identify potential VIEs under Accounting Standards Codification ("ASC") 810, Consolidation. The Company consolidates VIEs in which it is considered to be the primary beneficiary. Entities are considered to be the primary beneficiary if they have both of the following characteristics: (i) the power to direct the activities that, when taken together, most significantly impact the VIE's performance; and (ii) the obligation to absorb losses and right to receive the returns from the VIE that would be significant to the VIE. The Company's judgment with respect to its level of influence or control of an entity involves the consideration of various factors including the form of its ownership interest, its representation in the entity's governance, the size of its investment, estimates of future cash flows, its ability to participate in policy making decisions and the rights of the other investors to participate in the decision making process and to replace the Company as manager and/or liquidate the joint venture, if applicable.

Impairment Considerations

(a)	Finite-Lived Intangible Assets and Long-Lived Assets

Finite-lived intangible assets and other long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset or asset group to the undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount exceeds the sum of the undiscounted future cash flows, an impairment loss is recognized equal to the amount by which the carrying amount exceeds the asset's fair value. No impairment was recorded during the three months ended March 31, 2026.

(b)	Goodwill

Goodwill is not amortized but is tested for impairment annually, or more frequently if events or circumstances indicate that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. The Company performs its annual goodwill impairment assessment as of December 31. The goodwill impairment test compares the fair value of the reporting unit to which the goodwill is assigned to that reporting unit's carrying amount; if the carrying amount of the reporting unit exceeds its fair value, an impairment charge is recognized for the excess, not to exceed the total amount of goodwill allocated to that reporting unit. No impairment was recorded during the three months ended March 31, 2026.

Net Income / (Loss) Per Share

Net loss per share is computed pursuant to ASC 260, Earnings per Share. Basic net loss per share attributable to common shareholders is computed by dividing net loss attributable to common shareholders by the weighted average number of common stock outstanding for the period. Diluted net loss per share attributable to common shareholders is computed by dividing net loss attributable to common shareholders by the weighted average number of common stock outstanding for the period plus the number of common stock that would have been outstanding if all potentially dilutive common stock had been issued, using the treasury stock method or if-converted method, as applicable. Potentially dilutive shares related to stock options, warrants, and convertible notes were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect due to losses in each period. The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because their inclusion would be anti-dilutive:

	Three Months Ended
	March 31,
	2026	2025
Warrants	-	15,717
April and October 2024 Convertible Notes	40,783,600	-
OID Notes	447,827,303	-
Convertible Preferred Stock	253,040,778	-
Total	741,651,681	15,717

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718. Stock-based compensation expense for equity instruments issued to employees and non-employees is measured based on the grant-date fair value of the awards. The fair value of each stock unit is determined based on the valuation of the Company’s stock on the date of grant. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton stock option pricing valuation model. The Company uses a simplified method for calculating the expected term of their options. The Company recognizes compensation costs using the straight-line method for equity compensation awards over the requisite service period of the awards, which is generally the awards’ vesting period. The Company accounts for forfeitures of awards in the period they occur.

Use of the Black-Scholes-Merton option-pricing model requires the input of highly subjective assumptions, including (1) the expected terms of the option, (2) the expected volatility of the price of the Company’s common stock, and (3) the expected dividend yield of our common stock. The assumptions used in the option-pricing model represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgments. If factors change and different assumptions are used, the Company’s stock-based compensation expense could be materially different in the future. Additional inputs to the Black-Scholes-Merton option-pricing model include the risk-free interest rate and the fair value of the Company’s common stock. The Company determines the risk-free interest rate by using the United States Treasury Rates of the same period as the expected term of the stock-option.

Recently Issued Not Yet Effective Accounting Standards

              In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. For SEC registrants, the effective date for each amendment will be the date on which the SEC’s removal of the related disclosure requirement from Regulation S-X or Regulation S-K becomes effective. If the SEC has not removed the applicable requirement by June 30, 2027, the related amendment will not become effective. The Company is currently evaluating the impact of this guidance on its disclosures.

In March 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose, on an annual and interim basis, specified expense captions (such as cost of sales, SG&A, and R&D) disaggregated by their natural components (e.g., compensation, depreciation, amortization, and inventory/overhead costs). The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027; early adoption is permitted. The Company is currently evaluating the impact of this guidance on its disclosures. Because the ASU expands footnote requirements without affecting recognition or measurement, management does not expect the adoption to have a material impact on the Company’s consolidated financial position, results of operations, or cash flows.

In January 2025, the FASB issued ASU 2025-01 to clarify the effective dates of ASU 2024-03. The clarification confirms that the annual disclosures are required for fiscal years beginning after December 15, 2026, and the interim disclosures are required for interim periods within fiscal years beginning after December 15, 2027. Early adoption remains permitted. The Company’s evaluation of ASU 2024-03, as clarified by ASU 2025-01, is ongoing. The Company expects the standard to result in enhanced disaggregation of expense information within the notes to the financial statements but does not anticipate a material effect on its consolidated financial statements.

In March 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer When the Legal Acquiree Is a Variable Interest Entity. The amendment clarifies how an entity identifies the accounting acquirer in a business combination when the legal acquiree is a VIE, aligning the guidance with the broader control and consolidation framework under ASC 810. The ASU is effective for public business entities for fiscal years beginning after December 15, 2026, and interim periods within those years; early adoption is permitted. The Company is currently evaluating the impact of this guidance. The adoption of ASU 2025-03 is not expected to have a material impact on the Company’s consolidated financial statements but may affect future acquisition analyses and related disclosures.

On various dates in 2025, the FASB issued several narrow-scope ASUs, including ASU 2025-04 through ASU 2025-12 (in addition to the others discussed above), addressing topics such as VIE acquisition accounting, share-based consideration payable to customers, credit losses, internal-use software, derivatives and hedging, government grants, interim reporting, and codification improvements. The effective dates for these standards generally begin in annual periods after December 15, 2026 through December 15, 2028, depending on the standard. The Company is currently evaluating the impact of these standards and does not expect them to have a material impact on its consolidated financial statements or related disclosures, except for any additional disclosure requirements that may apply.

Recently Adopted Accounting Standards

Effective January 1, 2026, the Company adopted ASU 2024-04, Debt-Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements or related disclosures.

3.	Summary of Significant Accounting Policies

Basis of Presentation

The Company prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its wholly owned and majority-owned subsidiaries and entities consolidated as variable interest entities ("VIEs") for which the Company has been determined to be the primary beneficiary. All intercompany balances and transactions have been eliminated in consolidation. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated financial statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

Variable Interest Entities ("VIEs")

For VIEs, the Company assesses whether it is the primary beneficiary as prescribed by the accounting guidance on the consolidation of a VIE.

The Company evaluates its business relationships with related parties to identify potential VIEs under Accounting Standards Codification ("ASC") 810, Consolidation.  The Company consolidates VIEs in which it is considered to be the primary beneficiary.  Entities are considered to be the primary beneficiary if they have both of the following characteristics: (i) the power to direct the activities that, when taken together, most significantly impact the VIE's performance; and (ii) the obligation to absorb losses and right to receive the returns from the VIE that would be significant to the VIE.  The Company's judgment with respect to its level of influence or control of an entity involves the consideration of various factors including the form of its ownership interest, its representation in the entity's governance, the size of its investment, estimates of future cash flows, its ability to participate in policy making decisions and the rights of the other investors to participate in the decision making process and to replace the Company as manager and/or liquidate the joint venture, if applicable.

Related Party Transactions

A Related Party transaction is any transaction, arrangement or relationship, or any series of similar transactions, arrangements or relationships, in which (i) the Company or any of its subsidiaries is or will be a participant, and (ii) any Related Party has or will have a direct or indirect interest. A Related Party is any person who is or was (since the beginning of the last fiscal year even if such person does not presently serve in that role) an executive officer or director of the Company, any shareholder owning more than 5% of any class of the Company’s voting securities, or an immediate family member of any such person. Refer to Footnote 25 for more details.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the periods presented. Significant items subject to such estimates include, but are not limited to, the assumptions utilized in the valuation of the assets acquired and liabilities assumed, determination of a business combination or asset acquisition, impairment of long-lived assets, measurement of level 3 fair value assets, and recovery of capitalized cost. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and adjusts when facts and circumstances dictate. These estimates are based on information available as of the date of financial statements; therefore, actual results could differ from these estimates.

Reclassification of Prior Period Cash Flows

On October 3, 2024, the Company completed the sale of Solis Bond Company DAC and its subsidiaries in Romania, which met the criteria for classification as a discontinued operation under ASC 205-20. Consequently, the results of Solis and its Romanian subsidiaries have been presented as discontinued operations in the consolidated financial statements for the period ended December 31, 2024. As a result, the consolidated statements of cash flows for the year ended December 31, 2024, have been recast to segregate cash flows from discontinued operations. These reclassifications had no impact on previously reported net cash flows. The following table summarizes the cash flows attributable to discontinued operations (in thousands):

	Year Ended December 31,
Discontinued Operations	2025	2024
Net cash provided by/(used in) operating activities	$-	$95,592
Net cash provided by/(used in) investing activities	-	23,088
Net cash provided by/(used in) financing activities	-	(137,729)

Accounts Receivable

Accounts receivable are uncollateralized amounts due from customers under normal trade terms. Accounts receivables are presented net of allowance for doubtful accounts. The Company establishes an allowance for doubtful customer accounts, through a review of historical losses, customer balances, and industry economic conditions. Under the expected loss model, a loss (or allowance) is recognized upon initial recognition of the asset that reflects all future events that may lead to a loss being realized, regardless of whether it is probable that the future event will occur. The Company extends credit based on an evaluation of customers’ financial condition and determines any additional collateral requirements. Exposure to losses on receivables is principally dependent on each customer’s financial condition. The Company considers invoices past due when they are outstanding longer than the stated term. Under the expected loss model, a loss (or allowance) is recognized upon initial recognition of the asset that reflects all future events that may lead to a loss being realized, regardless of whether it is probable that the future event will occur. Management considers the carrying value of accounts receivable to be fully collectible. If amounts become uncollectible, they are charged to operations in the period in which that determination is made.

The allowance for credit losses was $0 as of December 31, 2025 and 2024, respectively.

Concentration of Credit Risk

At times, the Company maintains cash balances in financial institutions which may exceed federally insured limits. The Company maintains cash balances in all countries in which it operates and in Ireland where the Company is headquartered. Government coverage for the Company’s cash balances are as follows:

●	European Union - $117,630 (€100,000) per account is covered for operations in Romania, Poland, Italy, and the Company’s headquarters in Ireland.
●	United States - $250,000

While the company did not have any cash accounts above the government insurance amounts as of December 31, 2025, it did at times have balances above the insurance amount throughout the year. The Company has not experienced any losses relating to such accounts and believes it is not exposed to significant credit risk on its cash and cash equivalents or restricted cash.

Economic Concentrations

During the year ended December 31, 2024, the Company and its subsidiaries owned and operated solar generating facilities installed on buildings and land located across Europe and the United States. Future operations could be affected by changes in the economy, other conditions in those geographic areas, or by changes in the demand for renewable energy.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation, amortization, and impairment. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use. Depreciation is computed on a straight-line basis over the estimated useful lives. The useful lives per asset class are as follows:

●	Solar Energy Facilities carry a useful life of the lesser of 35 years from the original placed in-service date or the lease term of the land on which they are built.

●	Leasehold improvements are amortized over the shorter of the lease term or their estimated useful life.

●	Furniture and fixtures carry a useful life of 3 years.

●	Software and computer equipment carry a useful life of 3 and 5 years respectively.

Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. Expenditures for maintenance and repairs, which do not materially extend the useful lives of assets, are charged to expense as incurred. Upon retirement, sale, or other disposition of equipment, the cost and accumulated depreciation are removed from the respective accounts and a gain or loss, if any, is recognized on the Consolidated Statements of Operations and Comprehensive Income/(Loss) during the year of disposal. When the Company abandons the anticipated construction of a new solar energy facility during the development phase, costs previously capitalized on the Consolidated Balance Sheet are written off to the Consolidated Statements of Operations and Comprehensive Income/(Loss).

Capitalized Development Costs and Impairment Policy

The Company capitalizes development costs directly attributable to the design, development and construction of clean energy facilities, such as solar farms, customer-based microgrid projects, and battery storage systems, in accordance with ASC 360, Property, Plant, and Equipment and by analogy to ASC 970-360-25-2 and 25-3. These costs may include engineering and architectural fees, permitting expenses, site preparation, and construction-related direct and indirect costs related to identified projects expected to reach the construction phase and ultimately be placed in service. Capitalization commences when the project is deemed probable and continues until the assets or projects are substantially complete and ready for their intended use.

The Company evaluates the recoverability of capitalized development costs whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If such indicators are present, the Company performs a recoverability test by comparing the carrying amount of the asset to the sum of the undiscounted future cash flows expected to result from its use and eventual disposition. If the carrying amount exceeds the estimated future cash flows, an impairment loss is recognized to the extent that the carrying amount exceeds the asset’s fair value. Additionally, if a project is abandoned or it is determined that the asset will not be completed or placed into service, the related capitalized costs are written off in the period such determination is made as an Impairment Loss on Development Costs and is recognized on the Consolidated Statements of Operations and Other Comprehensive Income/ Loss).

If the Company closes either the purchase or development of a new solar park or a new customer-based microgrid project and begins construction, the balance of these costs is reclassified to Construction in Process (“CIP”) on the Consolidated Balance sheet. Once construction is complete and all costs have been incurred, the final asset balance will be displayed in Property and Equipment and depreciated over its economic useful life as a cost of revenue. If the Company does not close on a prospective project, these costs are written off to Development Costs in the Company’s Consolidated Statements of Operations and Comprehensive Income/(Loss).

Impairment of Solar Energy Facilities

The Company reviews its investments in property and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is evaluated at the asset group level, which is determined based upon the lowest level of separately identifiable cash flows. When evaluating for impairment, if the estimated undiscounted cash flows from the use of the asset group are less than the asset group’s carrying amount, then the asset group is deemed to be impaired and is written down to its fair value. Fair value is determined by net realizable value of the assets using ASC 820. The amount of the impairment loss is equal to the excess of the asset group’s carrying value over its estimated fair value.

During the year ended December 31, 2024, the Company recorded an impairment loss of $3.3 million in the Consolidated Statement of Operations and Comprehensive Income/(Loss) related to the Spanish assets held for sale to reduce the carrying amount of the assets in the disposal group to their fair value less costs to sell. This was recognized in Other Income/(Expense) for continuing operations on the Consolidated Statement of Operations and Comprehensive Income/(Loss).

During the year ended December 31, 2025, the Company recorded no impairment gain or loss in the Consolidated Statement of Operations and Comprehensive Income/(Loss).

Deferred Financing Costs and Debt Discount Amortization

The Company incurs expenses related to debt arrangements. These deferred financing costs and debt discount costs are capitalized and amortized over the term of the related debt or revolving credit facilities and netted against the related debt.

Asset Retirement Obligations

In connection with the acquisition or development of solar energy facilities, the Company may have the legal requirement to remove long-lived assets constructed on leased property and to restore the leased property to its condition prior to the construction of the long-lived assets. This legal requirement is referred to as an asset retirement obligation (ARO). If the Company determines that an ARO is required for a specific solar energy facility, the Company records the present value of the estimated future liability when the solar energy facility is placed in service as an ARO liability. The discount rate used to estimate the present value of the expected future cash flows for the year ended December 31, 2024 was 7.3%. The Company accretes the ARO liability to its future value over the solar energy facility’s useful life and records the related interest expense to amortization expense on the consolidated statement of operations. Solar facilities that require AROs are recorded as part of the carrying value of property and depreciated over the solar energy facility’s useful life. There were no ARO's for the year ended December 31, 2025.

Leases

The Company accounts for leases in accordance with ASC 842, Leases. The standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the Consolidated Statement of Operations and Other Comprehensive Income/(Loss).

Lease assets and liabilities are recognized based on the present value of the future lease payments over the lease term at the lease commencement date, discounted using the Company’s incremental borrowing rate, and are presented as right of use (“ROU”) assets (for operating leases) or as a component of property and equipment, net (for finance leases) and current and long-term lease liabilities on the Consolidated Balance Sheet. The Company estimates its incremental borrowing rate based on information available at the commencement date in determining the present value of future payments. Refer to Footnote 14 for additional information.

              The Company recognizes lease costs on a straight-line basis over the lease term without regard to deferred payment terms, such as rent holidays, that defer the commencement date of required payments.  The Company's lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.  Leasehold improvements are capitalized at cost and amortized over the lesser of their expected useful life or the life of the lease, without assuming renewal features, if any, are exercised.  The Company does not separate lease and non-lease components for the Company's leases.

Operating lease expense attributable to site leases is reported within cost of revenues in the Company’s Consolidated Statements of Operations and Comprehensive Income/(Loss). Lease expense attributable to all other operating leases is reported within selling, general, and administrative expense in the Company’s Consolidated Statements of Operations and Comprehensive Income/(Loss).

Revenue Recognition

The Company follows the guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle underlying revenue recognition under ASC 606 is that revenue should be recognized as goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled. ASC 606 defines a five-step process to achieve this core principle. ASC 606 also mandates additional disclosure about the nature, amount, timing, and uncertainty of revenues and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract.

The Company has historically derived revenues through its recently discontinued subsidiaries (see Footnote 6) from the sale of electricity and the sale of solar renewable energy credits (RECs) in Romania and guarantees of origin certificates (GoOs) in Poland. The Company received Green Certificates based on the amount of energy produced in Romania. Energy generation revenue and solar renewable energy credits revenue are recognized as electricity generated by the Company’s solar energy facilities is delivered to the grid, at which time all performance obligations have been delivered. Revenues are based on actual output and contractual sale prices set forth by its customer contracts.

The Company’s historical portfolio of renewable energy facilities were generally contracted under long-term Energy Offtake Agreements (FIT programs/PPAs/VPPAs) with creditworthy counterparties in the respective regions where we operated. Pricing of the electricity sold under these agreements was generally fixed for the duration of the related contracts, although some of its PPAs had price escalators based on an index (such as the consumer price index) or other rates specified in the applicable PPA.

One solar park in the Netherlands received pre-payments calculated at the beginning of the year and based on the previous years’ production (MWhs produced) multiplied by a calculated average price per MWh for the year and divided by twelve. The Company recorded revenue monthly by multiplying actual production per the Company’s meters by the average price provided by the Offtaker at the beginning of the year to estimate revenue for the month. There was then a true-up performed in June of the following year using actual power produced for the previous year multiplied by the average EPEX price (average actual market price per KWh for the year) less the prepayment for the year. If the true-up calculation was positive, the Offtaker would settle with a payment to the Company. If the true-up was negative, the Company would settle with a payment to the Offtaker.

Disaggregated Revenues

The following table shows the Company’s revenues disaggregated by country and contract type:

	Year Ended December 31,
Revenue by Country	2025	2024
	(in thousands)
United States	-	311
Total for continuing operations	$-	$311

Discontinued Operations:
Netherlands	$-	$16
Poland	-	106
Romania	-	9,687
Total for discontinued operations	$-	$9,809
Total for the period	$-	$10,120

	Year Ended December 31,
Revenue by Offtake Type	2025	2024
	(in thousands)
Country Renewable Programs	$-	$311
Total for continuing operations	$-	$311

Discontinued Operations:
Country Renewable Programs	$-	$334
Green Certificates	-	5,803
Energy Offtake Agreements	-	3,638
Other Revenue	-	34
Total for discontinued operations	$-	$9,809
Total for the period	$-	$10,120

The Company had no revenues during the year ended December 31, 2025.  One customer represented 100% of continuing operational revenues during the year ended  December 31, 2024.

Five customers represented 76% of the discontinued operational revenues during the year ended  December 31, 2024. The revenues from these customers accounted for $7.7 million of revenue for the year ended December 31, 2024.

Unbilled Energy Incentives Earned

The Company derives revenues from the sale of green certificates for the Romania projects. The green certificates revenues are recognized in the month they are generated by the solar project and registered with the local authority. The Company considers them unbilled at the end of the period if they have not been invoiced to a third-party customer.

Cost of Revenues

Cost of revenues primarily consists of operations and maintenance expense, insurance premiums, property taxes, and other miscellaneous costs associated with the operations of solar energy facilities. Costs are expensed as incurred.

Taxes Recoverable and Payable

The Company records taxes recoverable when there has been an overpayment of taxes due to timing of the Value Added Tax (VAT) between vendors and customers. The VAT tax can also be offset against a Country’s income taxes where the VAT was registered.

Capitalized Development Costs and Impairment Policy

The Company capitalizes development costs directly attributable to the design and construction of clean energy facilities, such as solar farms and battery storage systems, in accordance with ASC 360, Property, Plant, and Equipment. These costs may include engineering and architectural fees, permitting expenses, site preparation, and construction-related overhead. Capitalization commences when the project is deemed probable and continues until the asset is substantially complete and ready for its intended use.

The Company evaluates the recoverability of capitalized development costs whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If such indicators are present, the Company performs a recoverability test by comparing the carrying amount of the asset to the sum of the undiscounted future cash flows expected to result from its use and eventual disposition. If the carrying amount exceeds the estimated future cash flows, an impairment loss is recognized to the extent that the carrying amount exceeds the asset’s fair value. Additionally, if a project is abandoned or it is determined that the asset will not be completed or placed into service, the related capitalized costs are written off in the period such determination is made as Development Costs and is recognized on the Consolidated Statements of Operations and Other Comprehensive Income/ Loss).

Risks and Uncertainties

           The Company’s operations are subject to significant risks and uncertainties including financial, operational, technological, and regulatory risks and the potential risk of business failure. Refer to Footnote 2 regarding going concern matters and a discussion of management’s plans to continue to address the conditions that have led to the existence of substantial doubt in the Company’s ability to continue as a going concern.

Fair Value of Financial Instruments

The Company measures its financial instruments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

US GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy are described below:

Level 1 – Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2 – Pricing inputs other than quoted prices in active markets included in Level 1 that are either directly or indirectly observable as of the reporting date. Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially of the full term of the related assets or liabilities.

Level 3 – Pricing inputs that are unobservable. Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies, or similar techniques, and at least one significant model assumption or input is unobservable.

The Company holds various financial instruments that are not required to be measured at fair value.  The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. For cash and cash equivalents, restricted cash, accounts receivable, various debt instruments, prepayments and other current assets, accounts payable, accrued liabilities, and other current liabilities, the carrying value approximated their fair values due to the short-term maturity of these instruments. The Company’s forward purchase agreement asset is considered a Level 3 financial instrument at fair value and is described below in Footnote 5.

Business Combinations and Acquisition of Assets

The Company applies the definition of a business in ASC 805, Business Combinations, to determine whether it is acquiring a business or a group of assets. When the Company acquires a business, the purchase price is allocated to; (i) the acquired tangible assets and liabilities assumed, primarily consisting of solar energy facilities and land, (ii) the identified intangible assets and liabilities, primarily consisting of intellectual property (“IP”), favorable and unfavorable rate Power Purchase Agreements (PPAs), Renewable Energy Credit (REC) agreements, and favorable or below-market exclusive consulting agreements (iii) asset retirement obligations, (iv) non-controlling interest, and (v) other working capital items based in each case on their estimated fair values. The excess of the purchase price, if any, over the estimated fair value of net assets acquired is recorded as goodwill. The fair value measurements of the assets acquired, and liabilities assumed were derived utilizing an income approach and based, in part, on significant inputs not observable in the market. These inputs include, but are not limited to, estimates of future power generation, commodity prices, operating costs, and appropriate discount rates. These inputs required significant judgments and estimates at the time of the valuation. In addition, acquisition costs related to business combinations are expensed as incurred.

When an acquired group of assets does not constitute a business, the transaction is accounted for as an asset acquisition. The cost of assets acquired and liabilities assumed in asset acquisitions is allocated based upon relative fair value. The fair value measurements of the solar facilities acquired and asset retirement obligations assumed were derived utilizing an income approach and based, in part, on significant inputs not observable in the market. These inputs include, but are not limited to, estimates of future power generation, commodity prices, operating costs, and appropriate discount rates. These inputs require significant judgments and estimates at the time of the valuation. Transaction costs, including legal and financing fees directly related to the acquisition incurred, are capitalized as a component of the assets acquired.

The allocation of the purchase price directly affects the following items in the Company’s consolidated financial statements:

●	The amount of purchase price allocated to the various tangible and intangible assets and liabilities on the Company Balance Sheet; and

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The amounts allocated to all other tangible and intangible assets are amortized to depreciation or amortization expense, with the exception of favorable and unfavorable rate land leases and unfavorable rate Operation and Maintenance (O&M) contracts which are amortized to cost of revenue.

The period over which tangible and intangible assets and liabilities are depreciated or amortized varies. Changes in the amounts allocated to these assets and liabilities will have a direct impact on the Company’s results of operations.

Impairment of Long-Lived Assets and Identifiable Intangible Assets

Identifiable intangible assets with finite lives are amortized over their estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors that the Company considered in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of assets.  The Company evaluates recoverability by comparing the carrying amount of the asset group to the estimated undiscounted future cash flows expected to result from the use and eventual disposition of the assets. If the carrying amount of the asset group is not recoverable, an impairment loss is recognized equal to the amount by which the carrying amount exceeds fair value, determined using discounted cash flows or other appropriate valuation techniques.

Goodwill Impairment

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination. The Company evaluates goodwill for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Goodwill is tested for impairment at the reporting unit level by comparing the estimated fair value of the reporting unit to its carrying amount, including goodwill. If the carrying amount exceeds the fair value, an impairment loss is recognized in an amount equal to the excess, limited to the carrying amount of goodwill. The Company determines fair value using a combination of income and market approaches, as appropriate. During the years ended December 31, 2025 and 2024, the Company recognized no impairment of goodwill.

Income Taxes

Deferred taxes are determined using the asset and liability method. Deferred tax assets are recognized for deductible temporary differences, operating loss, and tax credit carry forwards. Deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in the financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the company has taken or expects to take in its return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between the positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits”. A liability is recognized for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

As a result of the Tax Cuts and Jobs Act (TCJA) of 2017, the Company analyzed if a liability needed to be recorded for the deemed repatriation of undistributed earnings. It was determined that there is no outstanding liability associated with this based on overall negative undistributed earnings (accumulated deficit) in the consolidated foreign group. An additional provision of the TCJA is the implementation of the Global Intangible-Low Taxed Income Tax, or “GILTI.” The Company has elected to account for the impact of GILTI in the period in which the tax applies to the Company.

Penalties and interest assessed by income tax authorities would be included in income tax expense. The company incurred penalties of $0.1 million and $0.2 million for the period ended December 31, 2025 and 2024, respectively.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718. Stock-based compensation expense for equity instruments issued to employees and non-employees is measured based on the grant-date fair value of the awards. The fair value of each stock unit is determined based on the valuation of the Company’s stock on the date of grant. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton stock option pricing valuation model. The Company uses a simplified method for calculating the expected term of their options. The Company recognizes compensation costs using the straight-line method for equity compensation awards over the requisite service period of the awards, which is generally the awards’ vesting period. The Company accounts for forfeitures of awards in the period they occur.

Use of the Black-Scholes-Merton option-pricing model requires the input of highly subjective assumptions, including (1) the expected terms of the option, (2) the expected volatility of the price of the Company’s common stock, and (3) the expected dividend yield of our common stock. The assumptions used in the option-pricing model represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgments. If factors change and different assumptions are used, the Company’s stock-based compensation expense could be materially different in the future. Additional inputs to the Black-Scholes-Merton option-pricing model include the risk-free interest rate and the fair value of the Company’s common stock. The Company determines the risk-free interest rate by using the United States Treasury Rates of the same period as the expected term of the stock-option.

Net Loss Per Share

Net loss per share is computed pursuant to ASC 260, Earnings per Share. Basic net loss per share attributable to common shareholders is computed by dividing net loss attributable to common shareholders by the weighted average number of common stock outstanding for the period. Diluted net loss per share attributable to common shareholders is computed by dividing net loss attributable to common shareholders by the weighted average number of common stock outstanding for the period plus the number of common stock that would have been outstanding if all potentially dilutive common stock had been issued, using the treasury stock method or if-converted method, as applicable. Potentially dilutive shares related to stock options, warrants, and convertible notes were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect due to losses in each period. The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because their inclusion would be anti-dilutive:

	Year Ended December 31,
	2025	2024
Warrants	3,706,258	3,000,149
2024 Convertible Notes	359,530	-
OID Convertible Notes	2,550,867	-
Series B Convertible Preferred Stock	5,417,260	-
Total	12,033,915	3,000,149

Foreign Currency Transactions and Other Comprehensive Loss

Foreign currency transactions are those transactions whose terms are denominated in a currency other than the currency of the primary economic environment in which the Company operates, which is referred to as the functional currency. The functional currency of the Company’s foreign subsidiaries is typically the applicable local currency which is the Romanian Lei (RON), the Polish Zloty (PLN), or the European Union Euro (EUR). Transactions denominated in foreign currencies are remeasured to the functional currency using the exchange rate prevailing at the balance sheet date for balance sheet accounts and using an average exchange rate during the period, which approximates the daily exchange rate, for income statement accounts. Foreign currency gains or losses resulting from such remeasurement are included in the Consolidated Statement of Operations and Comprehensive Income/(Loss) in the period in which they arise.

Transaction gains and losses are recognized in the Company’s Consolidated Statement of Operations and Comprehensive Income/(Loss) based on the difference between the foreign exchange rates on the transaction date and on the reporting date. The Company had an immaterial net foreign exchange loss for the year ended December 31, 2025 and 2024.

The translation from functional foreign currency to United States Dollars (USD) is performed for asset and liability accounts using current exchange rates in effect at the balance sheet date and using an average exchange rate during the period, which approximates the daily exchange rate, for income statement accounts. The effects of translating financial statements from functional currency to reporting currency are recorded in other comprehensive income. For the years ended December 31, 2025 and 2024, the increase/(decrease) in comprehensive loss related to foreign currency translation gains was $0.2 and $0.2 million, respectively.

Recently Issued Not Yet Effective Accounting Standards

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. For SEC registrants, the effective date for each amendment will be the date on which the SEC’s removal of the related disclosure requirement from Regulation S-X or Regulation S-K becomes effective. If the SEC has not removed the applicable requirement by June 30, 2027, the related amendment will not become effective. The Company is currently evaluating the impact of this guidance on its disclosures.

In March 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose, on an annual and interim basis, specified expense captions (such as cost of sales, SG&A, and R&D) disaggregated by their natural components (e.g., compensation, depreciation, amortization, and inventory/overhead costs). The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027; early adoption is permitted. The Company is currently evaluating the impact of this guidance on its disclosures. Because the ASU expands footnote requirements without affecting recognition or measurement, management does not expect the adoption to have a material impact on the Company’s consolidated financial position, results of operations, or cash flows.

In January 2025, the FASB issued ASU 2025-01 to clarify the effective dates of ASU 2024-03. The clarification confirms that the annual disclosures are required for fiscal years beginning after December 15, 2026, and the interim disclosures are required for interim periods within fiscal years beginning after December 15, 2027. Early adoption remains permitted. The Company’s evaluation of ASU 2024-03, as clarified by ASU 2025-01, is ongoing. The Company expects the standard to result in enhanced disaggregation of expense information within the notes to the financial statements but does not anticipate a material effect on its consolidated financial statements.

In April 2024, the FASB issued ASU 2024-04, Debt — Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. The ASU provides explicit guidance on how issuers should account for inducements offered to holders to convert convertible debt to equity instruments, requiring the difference between the fair value of consideration transferred and the fair value of securities issuable under the original conversion terms to be recognized as an expense at the inducement date. The ASU is effective for all entities for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. The Company is assessing the impact of ASU 2024-04. Because the Company has not historically entered into conversion inducements, management does not expect adoption to materially affect its consolidated financial statements.

In March 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer When the Legal Acquiree Is a Variable Interest Entity. The amendment clarifies how an entity identifies the accounting acquirer in a business combination when the legal acquiree is a VIE, aligning the guidance with the broader control and consolidation framework under ASC 810. The ASU is effective for public business entities for fiscal years beginning after December 15, 2026, and interim periods within those years; early adoption is permitted. The Company is currently evaluating the impact of this guidance. The adoption of ASU 2025-03 is not expected to have a material impact on the Company’s consolidated financial statements but may affect future acquisition analyses and related disclosures.

On various dates in 2025, the FASB issued several narrow-scope ASUs, including ASU 2025-04 through ASU 2025-12 (in addition to the others discussed above), addressing topics such as VIE acquisition accounting, share-based consideration payable to customers, credit losses, internal-use software, derivatives and hedging, government grants, interim reporting, and codification improvements. The effective dates for these standards generally begin in annual periods after December 15, 2026 through December 15, 2028, depending on the standard. The Company is currently evaluating the impact of these standards and does not expect them to have a material impact on its consolidated financial statements or related disclosures, except for any additional disclosure requirements that may apply.

Convertible Debt Instruments

The Company accounts for convertible debt instruments in accordance with ASC 470-20, Debt with Conversion and Other Options. In accordance with ASU 2020-06, the Company does not separately account for the embedded conversion feature of convertible instruments unless it meets the criteria for a derivative or requires bifurcation under other applicable guidance.

Convertible debt is initially recorded at its principal amount, net of any issuance costs, which are amortized to interest expense using the effective interest method over the contractual term of the debt. Interest expense is recognized based on the stated coupon rate unless the instrument contains a significant premium or discount.

If the convertible instrument includes embedded features that qualify for derivative accounting, the fair value of such features is separated and accounted for as a derivative liability, with changes in fair value recognized in the statement of operations (unless the Fair Value Option (FVO) is elected with respect to the hybrid debt instrument).

Upon conversion or settlement of the debt, the Company derecognizes the liability and records any difference between the carrying amount and the fair value of the consideration transferred in equity or the income statement, as appropriate.

The Company evaluates its convertible debt instruments for classification between liabilities and equity, as well as for potential beneficial conversion features or other embedded features requiring separate accounting.

Fair Value Option – Hybrid Debt Instruments

The Company has elected the fair value option under ASC 825-10, Financial Instruments – Fair Value Option, for certain hybrid debt instruments that contain embedded features which would otherwise require bifurcation and separate accounting under ASC 815, Derivatives and Hedging (refer to the 2024 Convertible Notes and OID Convertible Notes included in Note 4). The election simplifies accounting by measuring the entire instrument at fair value, with changes in fair value recognized in earnings. Fair value is determined using observable market data when available and valuation models when observable inputs are not readily available. Changes in fair value attributable to both credit risk and market risk are recorded in Other income (expense), net in the Consolidated Statement of Operations and Other Comprehensive Income/(Loss).

The initial fair value of the instrument includes any embedded features. Transaction costs incurred in connection with the issuance of the instrument are expensed as incurred in accordance with ASC 825-10-25-3. Instruments for which the fair value option has been elected are classified as short-term or long-term liabilities based on their contractual maturity dates. The Company evaluates the appropriateness of the fair value measurement hierarchy at each reporting period and discloses the level within the fair value hierarchy (Level 1, Level 2, or Level 3) accordingly.

Recent Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures to enhance the transparency of income tax disclosures relating to the rate reconciliation, disclosure of income taxes paid, and certain other disclosures. The ASU should be applied prospectively and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact on the related disclosures; however, it does not expect this update to have an impact on its financial condition or results of operations.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to improve the disclosures about reportable segments and include more detailed information about a reportable segment’s expenses. This ASU also requires that a public entity with a single reportable segment, provide all of the disclosures required as part of the amendments and all existing disclosures required by Topic 280. The ASU should be applied retrospectively to all prior periods presented in the financial statements and is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this in the year ended December 31, 2025.